Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 15, 2016
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2016
Prospectus Date	rr_ProspectusDate	Jan. 15, 2016
Catalyst/Millburn Hedge Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	mfst_SupplementTextBlock

MUTUAL FUND SERIES TRUST

Catalyst/Millburn Hedge Strategy Fund

(the “Fund”)

January 15, 2016

The information in this Supplement amends certain information contained in the currently effective Summary Prospectus and the Prospectus for the Fund, each dated December 15, 2015.

______________________________________________________________________________

The performance table contained under the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary: Catalyst/Millburn Hedge Strategy Fund - Performance” is replaced in its’ entirety with the following:

Average Annual Total Returns

(For periods ended December 31, 2014)

	1 Year	5 Year	10 Year	Since Inception (January 1, 1997)
Catalyst/Millburn Hedge Strategy Fund Class I Shares *	21.99%	8.47%	8.98%	11.60%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%	0.09%	1.54%	2.36%
Credit Suisse Managed Futures Hedge Fund Index	18.37%	3.78%	4.29%	5.93%
S&P 500 Index	13.69%	15.45%	7.67%	6.47%

* Includes the effect of performance fees paid by the investors of the predecessor limited liability company.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 15, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2014)
Catalyst/Millburn Hedge Strategy Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.09%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Catalyst/Millburn Hedge Strategy Fund | Credit Suisse Managed Futures Hedge Fund Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.37%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Catalyst/Millburn Hedge Strategy Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Catalyst/Millburn Hedge Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBXIX
1 Year	rr_AverageAnnualReturnYear01	21.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.47%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.98%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1997	[1]

[1]	Includes the effect of performance fees paid by the investors of the predecessor limited liability company.